Prospectus Supplement                                        222807-2/05-fmstix

dated February 25, 2005 to:
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PUTNAM RESEARCH FUND
Prospectuses dated November 30, 2004

In the section "Who manages the fund?", the paragraph under the sub-heading "Investment management teams?" is replaced with the following:

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Global Equity Research Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over the last five years is shown.


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Portfolio Leaders        Since  Employer                        Positions Over Past Five Years
----------------------------------------------------------------------------------------------
Joshua A. Brooks         2005   Putnam Investments              Deputy Head of Investments
                                2003-Present
                                                                Previously, CIO Large Cap
                                                                Equities, CIO Core Equities,
                                                                Director of Global Equity
                                                                Research

                                Delaware Investment Advisors    CIO-Value Investing
                                1995-2003
----------------------------------------------------------------------------------------------
Kelly A. Morgan           2005  Putnam Investments              Director, Global Equity
                                1996-Present                    Research

                                                                Previously, Associate
                                                                Director, GER: Director,
                                                                Global Growth
----------------------------------------------------------------------------------------------
Portfolio Members        Since  Employer                        Positions Over Past Five Years
----------------------------------------------------------------------------------------------
Mark A. Bogar            2005   Putnam Investments              Portfolio Manager
                                1994-Present                    Analyst
----------------------------------------------------------------------------------------------
John W. Coffey           2005   Putnam Investments              Sector Team Leader
                                2004-Present                    Analyst

                                Citigroup Asset Management      M.D. Equity Analyst
                                1999-2004
----------------------------------------------------------------------------------------------
Charles E. Dane          2005   Putnam Investments              Sector Team Leader
                                1995-Present                    Analyst
----------------------------------------------------------------------------------------------


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